REVENUE (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Distributors [Member]
Revenue, percentage	53.00%	53.00%	50.00%	81.00%
Amazon [Member]
Revenue, percentage	8.00%	14.00%	16.00%	8.00%
Online Sales [Member]
Revenue, percentage	4.00%	6.00%	5.00%	6.00%
Gold Leaf Distribution [Member]
Revenue, percentage	39.00%	27.00%	31.00%	4.00%
Shipping [Member]
Revenue, percentage	1.00%	2.00%	3.00%	4.00%
Sales Returns and Allowances [Member]
Revenue, percentage	(5.00%)	(2.00%)	(4.00%)	(3.00%)